Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Accounting Policies
ACCOUNTING POLICIES

For each accounting topic that is addressed in its own note, the description of the accompanying accounting policy may be found in the related note. The remaining accounting policies are described below.

Use of Estimates

The preparation of financial statements requires the use of estimates, as determined by management. Because of the inherent uncertainty involved in making estimates, actual results reported in future periods might be based upon amounts that differ from those estimates. The accounting estimates that are most important to our business involve the allowance for credit losses and accumulated depreciation on vehicles subject to operating leases.

NOTE 2. ACCOUNTING POLICIES (Continued)

Foreign Currency

We remeasure monetary assets and liabilities denominated in a currency that is different than a reporting entity’s functional currency from the transactional currency to the legal entity’s functional currency. The effect of this remeasurement process, and the results of our foreign currency hedging activities are reported in Other income, net.

Generally, our foreign subsidiaries use the local currency as their functional currency. We translate the assets and liabilities of our foreign subsidiaries from their respective functional currencies to U.S. dollars using end-of-period exchange rates. Changes in the carrying value of these assets and liabilities attributable to fluctuations in exchange rates are recognized in Foreign currency translation, a component of Other comprehensive income/(Ioss), net of tax. Upon sale or upon complete or substantially complete liquidation of an investment in a foreign subsidiary, the amount of accumulated foreign currency translation related to the entity is reclassified to Net income and recognized as part of the gain or loss on the investment.

Fair Value Measurements

Cash equivalents, marketable securities, and derivative financial instruments are remeasured and presented on our financial statements on a recurring basis at fair value, while other assets and liabilities are measured at fair value on a nonrecurring basis.

In measuring fair value, we use various valuation methods and prioritize the use of observable inputs. The use of observable and unobservable inputs and their significance in measuring fair value are reflected in our fair value hierarchy.

•	Level 1 – inputs include quoted prices for identical instruments and are the most observable

•	Level 2 – inputs include quoted prices for similar instruments and observable inputs such as interest rates, currency exchange rates, and yield curves

•	Level 3 – inputs include data not observable in the market and reflect management judgment about the assumptions market participants would use in pricing the instruments

Transfers into and transfers out of the hierarchy levels are recognized as if they had taken place at the end of the reporting period.

Adoption of New Accounting Standards
We adopted the following standards during 2016, none of which have a material impact to our financial statements or financial statement disclosures:

Standard		Effective Date
2015-16	Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments	January 1, 2016
2015-09	Insurance - Disclosures about Short-Duration Contracts	January 1, 2016
2015-05	Internal-Use Software - Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement	January 1, 2016
2015-02	Consolidation - Amendments to the Consolidation Analysis	January 1, 2016
2015-01	Extraordinary and Unusual Items - Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items	January 1, 2016
2014-12	Stock Compensation - Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period	January 1, 2016
2014-15	Going Concern - Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern	December 31, 2016

NOTE 2. ACCOUNTING POLICIES (Continued)

Accounting Standards Issued But Not Yet Adopted

The following represent the standards that will, or are expected to, result in a significant change in practice and/or have a significant financial impact to Ford Credit.

Accounting Standard Update (“ASU”) 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments. In June 2016, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard which replaces the current incurred loss impairment method with a method that reflects expected credit losses. The new standard is effective as of January 1, 2020, and early adoption is permitted as of January 1, 2019. We are assessing the potential impact to our financial statements and disclosures.

ASU 2016-02, Leases.  In February 2016, the FASB issued a new accounting standard which provides guidance on the recognition, measurement, presentation, and disclosure of leases. The new standard supersedes present U.S. GAAP guidance on leases and requires substantially all leases to be reported on the balance sheet as right-of-use assets and lease liabilities, as well as additional disclosures. The new standard is effective as of January 1, 2019, and early adoption is permitted.  We are assessing the potential impact to our financial statements and disclosures.

ASU 2014-09, Revenue - Revenue from Contracts with Customers. In May 2014, the FASB issued a new accounting standard that requires recognition of revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. The FASB has also issued several updates to ASU 2014-09. The new standard supersedes U.S. GAAP guidance on revenue recognition and requires the use of more estimates and judgments than the present standards. It also requires additional disclosures. We will adopt the new revenue guidance effective January 1, 2017, by recognizing the cumulative effect of initially applying the new standard as an increase of about $10 million to the opening balance of retained earnings. We expect this adjustment to have an immaterial impact to our net income on an ongoing basis. Adoption of the new standard will also result in changes in classification between Other revenue and Other income/(loss), net.